September 17, 2010

BY EDGAR AND OVERNIGHT MAIL

Jennifer Gowetski, Esquire

Kristina Aberg, Esquire

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Mail Stop 3010

Washington, D.C. 20549

RE:	US Federal Properties Trust, Inc.
Amendment No. 3 to Registration Statement on Form S-11
Filed September 17, 2010
File No. 333-166799

Dear Ms. Gowetski and Ms. Aberg,

This letter is submitted on behalf of our client, US Federal Properties Trust, Inc., a Maryland corporation (the “Company”), in response to comments from the staff of the Division of Corporation Finance (the “Staff”) of the United States Securities and Exchange Commission (the “Commission”) with respect to Amendment No. 2 to the Company’s Registration Statement on Form S-11, filed with the Commission on August 27, 2010 (“Registration Statement—Amendment 2”). Registration Statement—Amendment 2 further amended the Company’s Registration Statement on form S-11, filed with the Commission on May 13, 2010 (the “Original Registration Statement”) as previously amended. References in this letter to the “Registration Statement” refer to the Original Registration Statement, as amended. The comments of the Staff with respect to Registration Statement—Amendment 2 are set forth in Ms. Gowetski’s letter, dated September 16, 2010 (the “Comment Letter”) to Richard Baier, Chief Executive Officer and President of the Company. The Company concurrently is filing Amendment No. 3 to the Registration Statement (“Amendment No. 3”), which includes changes to reflect responses to the Staff’s comments to Registration Statement—Amendment 2.

For convenience of reference, each Staff comment contained in the Comment Letter is reprinted below in italics, numbered to correspond with paragraph numbers assigned in the Comment Letter, and is followed by the corresponding response of the Company. All page references in the responses are to pages of Amendment No. 3.

We are providing each of you, Jennifer Monick and Kevin Woody, a courtesy copy of this letter and two courtesy copies of Amendment No. 3, one copy of which has been marked to reflect changes made to Registration Statement—Amendment 2. Terms used but not otherwise defined in this response letter have the meanings given to them in Amendment No. 3.

General

1.	We have reviewed your response to comment 1 from our letter dated August 5, 2010 and note that you expect to use proceeds of approximately $215 million to repay debt and acquire the acquisition properties. We further note that this amounts to approximately sixty percent of the $350 million in common stock that you have registered. Please be advised that to the extent that you have only identified uses for sixty percent of your offering proceeds, the offering will be considered a “blind pool” offering. Please revise accordingly or advise.

Response to Comment No. 1

The Company currently anticipates that the aggregate offering size will be approximately $275,000,000, exclusive of the underwriters’ overallotment option. The uses of the gross proceeds for this offering include (i) the repayment of indebtedness secured by our in-service contribution properties, totaling $215 million in the aggregate, as currently reflected in the Registration Statement, (ii) payment of offering, formation, and other expenses, estimated to be $25 million in the aggregate, and (iii) payment of approximately $3 million in cash that will be paid to the contributors as part of the consideration for the contribution properties. Accordingly, the Company has identified uses for approximately 88% of the gross proceeds from this offering exclusive of the underwriters’ overallotment option, or approximately 77% inclusive of the underwriters’ overallotment option. Therefore, the Company believes that this offering is not a “blind pool.”

Summary

2.	We note your response to comment 2 from our letter dated August 5, 2010 and the revised disclosure, including footnote 10 on page 4. Please revise to reflect this rent concession in the table and confirm, if true, that no other lease provides any free rent periods or abatements. In addition, please explain to us how you calculated the annualized net effective rent per leased square foot for your in-service contribution properties, including why the effective rent is greater than the annualized rent.

Response to Comment No. 2

In response to the first part of the Staff’s comment, we have included our one rent concession in the table. Please see the revised disclosure in the table on pages 3-4 and pages 95-97 of Amendment No. 3, including the revisions to the footnotes thereto. As discussed in footnote 4 on pages 4 and 97 of Amendment No. 3, with respect to our in-service contribution properties, effective annual rent for our in-service contribution properties represents the contractual annual base rent for the leases in place as of June 30, 2010, calculated on a straight-line basis, without reference to the annual cost of living adjustments applied to the portion of base rent allocated to operating costs under such leases.

The effective annual rent for our in-service contribution properties is greater than the annualized base rent for such properties because each of the leases for our in-service contribution properties contains one or more increases in base rent that become effective during the non-cancellable lease term.

3.	Please revise your disclosure on page 3 to clarify, if true, that all your leases are gross leases and briefly explain what that means.

Response to Comment No. 3

In response to the Staff’s comment, please see the Company’s revised disclosure on page 3 of Amendment No. 3.

4.	We note your response to comment 3 from our letter dated August 5, 2010 and continue to note that the summary is 22 pages long and that you currently repeat a lot of information in your summary section that appears in the body of the prospectus. Please revise to limit your summary section to a summarization of those aspects of the offering that are the most significant, highlight those points in clear, plain language and eliminate repetitive disclosure.

Response to Comment No. 4

In response to the Staff’s comment, please see the Company’s revised disclosure throughout the summary.

Distribution Policy, page 62

5.	We note your disclosure on page 62 that you expect that you will be unable to pay your estimated initial annual dividend our of estimated cash available and may use borrowings or equity issuances or the remaining net proceeds from this offering. To the extent that the initial annual dividend per share exceeds 100% of your estimated cash available for distribution, please note that you will need to provide the specific source of funding for such distribution. In addition, please revise your “Use of Proceeds” section, as applicable.

Response to Comment No. 5

In response to the Staff’s comment, please see the Company’s revised disclosure on pages 54 and 60 of Amendment No. 3.

6.	We note you removed the line item “Less: Provision for tenant improvements” from your estimated cash used in investing activities. Please tell us why this item has been removed.

Response to Comment No. 6

The line item for the provision for tenant improvements has been removed because the Company does not anticipate incurring any costs for making tenant improvements for the 12 months ending June 30, 2011. Each of the in-service initial properties is fully-leased to a federal government tenant and none of the leases are scheduled to expire during that period. None of the leases provide for any tenant improvements during the 12 months ending June 30, 2011.

Management, page 130

7.	We have reviewed your response to comment 17 from our letter dated August 5, 2010 and note that you have included the requested disclosure with regard to your non-executive directors. Please also identify and discuss the specific experience, qualifications, attributes or skills that you considered in determining that Messrs. Baier, Kelly and Carr should serve on your board of directors.

Response to Comment No. 7

In response to the Staff’s comment, please see the Company’s revised disclosure on pages 128 and 129 of Amendment No. 3.

Certain Provisions of Maryland Law and of our Charter and Bylaws, page 164

8.	We have reviewed your response to comment 18 from our letter dated August 5, 2010 and reissue the comment. Please revise the introductory paragraph on page 164 to clarify that the following summary describes the material provisions of Maryland law and your charter and bylaws, and not simply certain provisions.

Response to Comment No. 8

In response to the Staff’s comment, please see the Company’s revised disclosure on page 162 of Amendment No. 3.

Financial Statements

Unaudited Pro Forma Financial Statements of US Federal Properties Trust, Inc.

Notes to Unaudited Pro Forma Financial Statements

Note 1 – Basis of Presentation

General, page F-8

9.	We note your response to our prior comment 51 from our letter dated June 9, 2010. We do not believe that more than one entity may be selected as the accounting acquirer. Please revise your filing to select a single legal entity as the accounting acquirer in accordance with paragraph 4 of ASC 805-10-25. Further, please provide us additional analysis of how you determined that Jacksonville Field should be the accounting acquirer. Within your response, specifically address whether the total consideration (i.e. cash, units, assumption of debt) to be paid for Jacksonville Field will be greater than the total consideration to be paid for each of the other three contribution properties.

Response to Comment No. 9

In response to the Staff’s comment, please see the revised disclosure on page F-8 of Amendment No. 3 in which reference to the accounting acquirer has been limited to include only Jacksonville Field. The total consideration to be paid, consisting of OP units and assumption of debt, for Jacksonville Field (approximately $45.3 million) is greater than the consideration for any of the other three contribution properties (aggregating approximately $46.8 million - both parenthetical amounts subject to adjustment due to changes principally as a result of scheduled debt maturities prior to closing). Additionally, as more fully described in our previous letter to the Staff, dated July 16, 2010, in response to comment number 50 of that letter, the total assets and revenues of Jacksonville Field are significantly larger than each of the other contribution properties. Therefore, the Company has deemed Jacksonville Field to be the accounting acquirer.

Note 3 – Pro Forma Statements of Operations, page F-11.

10.	We note your response to our prior comment 22 from our letter dated August 5, 2010 and your description of adjustment E on page F-13. We continue to be unclear how you have complied with Article 11 of Regulation S-X. Specifically, we are unclear how expenses related to the management agreement and certain incremental general and administrative costs are directly attributable to the offering transaction. Additionally, we are unclear how restricted stock granted under long term equity incentive plans are directly attributable to the offering transaction.

Response to Comment No. 10

In response to the Staff’s comment, and our conversation with the Staff regarding the comment, it is our understanding that the Staff believes it is appropriate to include in the offering column of the pro forma adjustments those obligations that are directly attributable to the offering and the formation transactions, such as matters upon which the completion of the offering is contractually conditioned. As a result, the Company intends to revise the Pro Forma Statement of Operations, as described below, in accordance with the Staff’s comment.

The underwriting agreement for this Offering obliges the Company to represent and warrant that certain contractual obligations of the Company or the OP, the expenses associated with which are included as expenses in the Company’s Pro Forma Statements of Operations, have been duly authorized, executed and delivered at or prior to the closing of the Offering. The underwriting agreement requires, as a condition to closing the Offering, that these representations and warranties be true and correct at the time of the closing of the offering. These contractual obligations include the property management agreements for the initial properties, the six (6) employment agreements with the Company’s executive officers, the RSU agreements with the executive officers of the Company, the restricted share agreements with the directors of the Company and the independent director agreement with each of its independent directors. Because entering into these agreements is required as a condition to closing the offering pursuant to the underwriting agreement, the Company believes that the related expenses are directly attributable to the offering and the formation transactions and are appropriately included in the pro forma expenses reported in the Company’s Pro Forma Statements of Operations.

There also are certain miscellaneous and administrative expenses included in the Company’s Pro Forma Statements of Operations, totaling approximately $300,000, that are not matters upon which completion of the Offering is conditioned but which the Company believes will be incurred at or following the completion of the Offering. The Company understands the Staff’s comment to indicate that such expenses should not be regarded as directly attributable to the offering transaction and, therefore, should be removed from the Company’s Pro Forma Statements of Operations. These expenses will be so removed in connection with the Company’s next filing and the supplemental submission referenced below, which is anticipated to have pricing information for the Offering. Because the Company expects that it will incur such expenses at or following the completion of the Offering, the Company believes that it is appropriate to reference such expenses in revisions to the Management’s Discussion and Analysis of Financial Condition and Results of Operation and in the footnotes to the Pro Forma Statements of Operations in its next filing.

US Federal Properties Trust, Inc.

Notes to Balance Sheet, page F-17

11.	Please tell us how you determined it was not necessary to record a liability for the $58,000 for which you will reimburse BC Development, as you have disclosed on page 153. To the extent you are not obligated to reimburse BC Development until consummation of the Offering, please include disclosure to this effect within your filing and footnotes.

Response to Comment No. 11

In response to the Staff’s comment, please see the revised disclosure on pages 151 and F-17 of Amendment No. 3. The Company is only obligated to reimburse BC Development upon the consummation of the offering. As a result, this reimbursement is not a present obligation of the Company and therefore is not required to be recorded as a liability.

Note 3. Offering and Acquisition Costs, page F-17

12.	We note your revision to the amount of costs that have been incurred as of June 30, 2010. Please tell us if the revised amount is in thousands. To the extent this amount is rounded, please disclose this presentation in your filing.

Response to Comment No. 12

In response to the Staff’s comment, please see the revised disclosure on page F-17 of Amendment No. 3 which now properly indicates that figures in the footnotes (including those costs incurred as of June 30, 2010) are rounded in thousands.

Amendment No. 3 does not include a range for the initial public offering price of the Company’s common stock. The Company intends to include a price range and related information based on the mid-point of such range in a pre-effective amendment to be filed immediately prior to the commencement of the marketing period for the offering. The Company understands that the Staff will review such pre-effective amendment in which a price range is first included. However, due to the recent volatility in the equity markets in general and in the REIT sector in particular, the Company believes that inclusion of a pricing estimate at this point would both have the capacity to mislead the investing public and to be prejudicial to the Company. To facilitate review, the Company will be transmitting a copy of the prospectus that include the price range and related information based on the mid-point of the range and the changes contemplated in response to comment 10. This information (or similar information based on a revised price range), will be included in the pre-effective amendment to be filed immediately prior to the commencement of the marketing period for the offering. Otherwise, the Company does not currently intend to make any significant changes in such pre-effective amendment to be filed immediately prior to the commencement of the marketing period for the offering from those included in Amendment No. 3, filed herewith.

The Company respectfully believes that the proposed modifications to the Registration Statement and the supplemental information contained herein are responsive to the Staff’s comments. If you have any questions or would like further information regarding the Company’s responses to your Comment Letter, please do not hesitate to contact me at 804-897-0645.

Sincerely,

/s/ Robert R. Kaplan, Jr.
Robert R. Kaplan, Jr.

Enclosures

cc:	Richard Baier
Edward F. Petrosky, Esquire
J. Gerard Cummins, Esquire
Robert R. Kaplan, Esquire

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